Share-based Payment	12 Months Ended
Dec. 31, 2024
Share-based Payment [Abstract]
Share-based Payment

12. Share-based Payment

Share Incentive Plans

The Company has incentive plan for the granting of share-based awards, including restricted share units, to management and employees.

2021 Share Incentive Plan

On April 22, 2022, the Company’s shareholders adopted the 2021 Share Incentive Plan, which provides for the issuance of up to an initial 1,812,663 Class A ordinary shares and subject to such adjustments in the plan, the then-applicable Share Reserve number will automatically increase (but not decrease) on January 1st of each year commencing on January 1, 2022 and ending on (and including) January 1, 2031, in an amount equal to the lesser of (i) three percent (3%) of the total number of ordinary shares of New SAIH outstanding on December 31st of the preceding year and (ii) such fewer number of Class A ordinary shares that the Board or any Committee may determine prior to January 1st of a given year; provided, if the effective date of the New SAIH Incentive Plan is after January 1, 2022, then the initial automatic increase shall occur on January 1, 2023 and the increases shall end on (and including) January 1, 2032.

In December 2022, the Company granted 1,402,000 restricted share units to employees under the 2021 Share Incentive Plan , which generally vest over a four-year period from the date of grant; however, in certain instances, all or a portion of grant may vest immediately. RSUs granted to management generally vest over a one-year period or, in certain instances, immediately. The Company measures the fair value of RSUs at the grant date and recognizes expense on a straight-line basis over the requisite service period from the date of grant for each separately-vesting under the graded-vesting attribution method.

2023 Share Incentive Plan

On September 6, 2023, the Company’s shareholders adopted the 2023 Share Incentive Plan, which provides for the issuance of up to an initial 1,376,792 Class A ordinary shares and subject to such adjustments in the plan, the then-applicable Share Reserve number will automatically increase (but not decrease) on January 1st of each year commencing on January 1, 2024 and ending on (and including) January 1, 2033, in an amount equal to the lesser of (i) six percent (6%) of the total number of ordinary shares of New SAIH outstanding on December 31st of the preceding year and (ii) such fewer number of Class A ordinary shares that the Board or any Committee may determine prior to January 1st of a given year; provided, if the effective date of the New SAIH Incentive Plan is after January 1, 2024, then the initial automatic increase shall occur on January 1, 2025 and the increases shall end on (and including) January 1, 2034.

In February, 2023, the Company granted 400,000 RSUs to an employee for the compensation of service under the 2021 Share Incentive Plan, which is vested over four-year period from the date of grant.

In June, 2023, the Company granted 688,396 RSUs to six employees as annual bonus under the 2021 Share Incentive Plan, which was vested immediately.

In December, 2023, the Company granted 200,000 RSUs to one consultant for its service, which was vested immediately.

In February, 2024, the Company granted 341,017 RSUs to four employees as annual bonus under the 2021 Share Incentive Plan, which was vested immediately.

In February, 2024, the Company granted 150,000 RSUs to an employee for the compensation of service under the 2021 Share Incentive Plan, which is vested over four-year period from the date of grant.

In March, 2024, the Company granted 35,000 RSUs to two consultants for its service, which is vested over one-year period from the date of grant.

In October, 2024, the Company granted 790,770 RSUs to ten employees and one consultant for the compensation of service under the 2023 Share Incentive Plan, which was vested immediately.

In October, 2024, the Company granted 50,000 RSUs to one consultant for its service, which is vested over two-year period from the date of grant.

In December, 2024, the Company granted 334,500 RSUs to eighteen employees for the compensation of service, which is vested over three-year period from the date of grant.

In December, 2024, the Company granted 2,057,500 RSUs to twenty-four employees and two consultants for the compensation of service under the 2021 and 2023 Share Incentive Plan, which was vested immediately.

A summary of the Company’s RSU activity for the year ended December 31, 2024 and 2023, is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested on December 31, 2022	981,000	2.49
Granted	1,288,396	1.33
Vested	(1,097,396)	1.24
Forfeited	(170,125)	2.49
Non-vested on December 31, 2023	1,001,875	2.14
Granted	3,758,787	0.9
Vested	(1,390,537)	1.27
Forfeited	(49,875)	2.49
Non-vested on December 31, 2024	3,320,250	1.11

The aggregate unrecognized share-based compensation expenses as of December 31, 2024 were approximately US$3.7 million, which will be recognized for the years till December 19, 2027.